CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, allowance for doubtful accounts		$ 4,000,000	$ 5,000,000
Ordinary shares, par value (USD per share)		$ 0.001	$ 0.001
Ordinary shares, authorized (shares)		200,000,000	200,000,000
Ordinary shares, issued (shares)		107,000,000	107,000,000
Ordinary shares, outstanding (shares)		107,000,000	107,000,000
Cash and cash equivalents	[1]	$ 156,000,000	$ 220,000,000
Accounts receivable, net	[1]	363,000,000	324,000,000
Inventories	[1]	478,000,000	440,000,000
Property, plant and equipment, net		848,000,000	947,000,000
Operating Lease Right-of-Use Assets	[1]	30,000,000	38,000,000
Intangible assets, net	[1]	11,000,000	17,000,000
Accounts payable	[1]	360,000,000	240,000,000
Accrued liabilities	[1]	125,000,000	118,000,000
Consolidated VIE's
Cash and cash equivalents		4,000,000	3,000,000
Accounts receivable, net		7,000,000	5,000,000
Inventories		2,000,000	2,000,000
Property, plant and equipment, net		3,000,000	4,000,000
Operating Lease Right-of-Use Assets		0	1,000,000
Intangible assets, net		5,000,000	8,000,000
Accounts payable		3,000,000	2,000,000
Accrued liabilities		3,000,000	4,000,000
Current portion of debt		$ 0	$ 2,000,000

[1]	At December 31, 2021 and 2020, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 and $3 of cash and cash equivalents; $7 and $5 of accounts receivable, net; $2 each of inventories; $3 and $4 of property, plant and equipment, net; nil and $1 each of operating lease right-of-use assets; $5 and $8 of intangible assets, net; $3 and $2 each of accounts payable; $3 and $4 of accrued liabilities; and nil and $2 of current portion of debt. See "Note 9. Variable Interest Entities."